Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share (in shares)	29,331	29,535
Effect of dilutive potential shares: restricted shares and share options (in shares)	84	75
Weighted average number of shares for diluted earnings per share (in shares)	29,415	29,610
Earnings per share attributable to owners of the parent during the period
Profit for basic and diluted earnings per share	€ 996	€ 1,269
Basic profit per share	€ 0.0340	€ 0.0430
Diluted profit per share	€ 0.0339	€ 0.0429
Changes due to revision
Earnings per share attributable to owners of the parent during the period
Profit for basic and diluted earnings per share		€ (45)
Basic profit per share		€ (0.0015)
Diluted profit per share		€ (0.0015)
Assets and liabilities classified as held for sale | Vodafone Egypt
Earnings per share attributable to owners of the parent during the period
Proportion of ownership interest in subsidiary		55.00%